Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	FUWEI FILMS (HOLDINGS), CO. LTD.
Entity Central Index Key	0001381074
Trading Symbol	FFHL
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	13,062,500